Commitments and Contingencies (Advantage Hand Therapy and Orthopedic Rehabilitation, LLC)	6 Months Ended	9 Months Ended
	Jun. 30, 2018	Sep. 30, 2018
Commitments and Contingencies

Note 14 – Commitments and Contingencies

In connection with the acquisition transactions (Note 5), the Company has committed to fund these transactions using a combination of cash and shares of common stock.

In addition, in connection with an agreement with a consultant to provide strategic advisory services, the Company has committed to pay a monthly fee, in addition to a contingent fee payable in shares of common stock upon the effectiveness of a registration statement.

The Company is subject to extensive regulation, including health insurance regulations directed at ascertaining the appropriateness of reimbursement, preventing fraud and abuse and otherwise regulating reimbursement. To ensure compliance, various insurance providers often conduct audits and request patient records and other documents to support claims submitted by the Company for payment of services rendered to customers. In the event that an audit results in discrepancies in the records provided, insurance providers may be entitled to extrapolate the results of the audit to make overpayment demands based on a wider population of claims than those examined in the audit.

From time to time, the Company is subject to threatened and asserted claims in the ordinary course of business. Because litigation and arbitration are subject to inherent uncertainties and the outcome of such matters cannot be predicted with certainty, future developments could cause any one or more of these matters to have a material impact on the Company’s future financial condition, results of operations or liquidity.

Advantage Hand Therapy and Orthopedic Rehabilitation, LLC [Member]
Commitments and Contingencies

Note 8 – Commitments and Contingencies

The Company is subject to extensive regulation, including health insurance regulations directed at ascertaining the appropriateness of reimbursement, preventing fraud and abuse and otherwise regulating reimbursement. To ensure compliance, various insurance providers often conduct audits and request patient records and other documents to support claims submitted by the Company for payment of services rendered to customers. In the event that an audit results in discrepancies in the records provided, insurance providers may be entitled to extrapolate the results of the audit to make overpayment demands based on a wider population of claims than those examined in the audit.

From time to time, the Company is subject to threatened and asserted claims in the ordinary course of business. Because litigation and arbitration are subject to inherent uncertainties and the outcome of such matters cannot be predicted with certainty, future developments could cause any one or more of these matters to have a material impact on the Company’s future financial condition, results of operations or liquidity.